Financing Receivables	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Financing Receivables	FINANCING RECEIVABLES
Financing receivables primarily consist of client loan and installment payment receivables (loans), investment in sales-type and direct financing leases (collectively referred to as client financing receivables) and commercial financing receivables. Loans are provided primarily to clients to finance the purchase of IBM hardware, software and services. Payment terms on these financing arrangements are for terms generally up to seven years. Investment in sales-type and direct financing leases relate principally to the company’s Infrastructure products and are for terms generally up to five years. Commercial financing receivables, which consist of both held-for-investment and held-for-sale receivables, relate primarily to working capital financing for business partners and distributors of IBM products and services. Payment terms for working capital financing generally range from 30 to 60 days.
A summary of the components of the company’s financing receivables is presented as follows:

($ in millions)
	Client Financing Receivables
	Client Loan and Installment Payment Receivables (Loans)	Investment in Sales-Type and Direct Financing Leases	Commercial Financing Receivables
At December 31, 2025:			Held for Investment	Held for Sale (1)	Total
Financing receivables, gross	$9,634	$4,338	$1,865	$1,131	$16,968
Unearned income	(710)	(479)	—	—	(1,189)
Unguaranteed residual value	—	545	—	—	545
Amortized cost	$8,925	$4,403	$1,865	$1,131	$16,324
Allowance for credit losses	(69)	(67)	(5)	—	(141)
Total financing receivables, net	$8,856	$4,336	$1,861	$1,131	$16,184
Current portion	$4,226	$1,257	$1,861	$1,131	$8,475
Noncurrent portion	$4,630	$3,079	$—	$—	$7,708

($ in millions)
	Client Financing Receivables
	Client Loan and Installment Payment Receivables (Loans)	Investment in Sales-Type and Direct Financing Leases	Commercial Financing Receivables
At December 31, 2024:			Held for Investment	Held for Sale (1)	Total
Financing receivables, gross	$7,425	$3,406	$1,322	$900	$13,052
Unearned income	(547)	(344)	—	—	(891)
Unguaranteed residual value	—	479	—	—	479
Amortized cost	$6,878	$3,540	$1,322	$900	$12,639
Allowance for credit losses	(73)	(50)	(5)	—	(128)
Total financing receivables, net	$6,804	$3,491	$1,317	$900	$12,512
Current portion	$3,535	$1,408	$1,317	$900	$7,159
Noncurrent portion	$3,269	$2,083	$—	$—	$5,353
(1)The carrying value of the receivables classified as held for sale approximates fair value.
The company has a long-standing practice of taking mitigation actions, in certain circumstances, to transfer credit risk to third parties. These actions may include credit insurance, financial guarantees, nonrecourse secured borrowings, true sales or sales of equipment under operating lease. Sale of receivables arrangements are also utilized in the normal course of business as part of the company’s cash and liquidity management.
Financing receivables pledged as collateral for secured borrowings were $84 million and $213 million at December 31, 2025 and 2024, respectively. These borrowings are included in note O, “Borrowings.”
Transfer of Financial Assets
Effective January 1, 2025, the company extended its existing agreement for a 26-month term with a third-party investor to sell up to $1.3 billion of IBM short-term commercial financing receivables on a revolving basis. In addition, the company enters into agreements with third-party financial institutions to sell certain of its client financing receivables, including both loan and lease receivables, for cash proceeds. There were no material client financing receivables transferred for the years ended December 31, 2025 and 2024.
The following table presents the total amount of commercial financing receivables transferred.

($ in millions)
For the year ended December 31:	2025	2024
Commercial financing receivables
Receivables transferred during the period	$8,035	$7,860
Receivables uncollected at end of period (1)	$1,052	$1,150
(1)Of the total amount of commercial financing receivables sold and derecognized from the Consolidated Balance Sheet, the amounts presented remained uncollected from business partners as of December 31, 2025 and 2024.
The transfer of these receivables qualified as true sales and therefore reduced financing receivables. The cash proceeds from the sales are included in cash flows from operating activities. For the years ended December 31, 2025 and 2024, the net loss, including fees, associated with the transfer of commercial financing receivables was $50 million and $68 million, respectively, and is included in other (income) and expense in the Consolidated Income Statement. For the company’s policy on determining treatment for transfer of financial assets, refer to note A, “Significant Accounting Policies.”
Financing Receivables by Portfolio Segment
The following tables present the amortized cost basis for client financing receivables at December 31, 2025 and 2024, further segmented by three classes: Americas, Europe/Middle East/Africa (EMEA) and Asia Pacific. The commercial financing receivables portfolio segment is excluded from the tables in the sections below as the receivables are short term in nature and the current estimated risk of loss and resulting impact to the company’s financial results are not material.

($ in millions)
At December 31, 2025:	Americas	EMEA	Asia Pacific	Total
Amortized cost	$7,278	$4,440	$1,610	$13,328
Allowance for credit losses
Beginning balance at January 1, 2025	$69	$45	$9	$123
Write-offs	(16)	(1)	(5)	(22)
Recoveries	0	0	0	1
Additions/(releases)	10	10	2	22
Other (1)	7	6	0	13
Ending balance at December 31, 2025	$69	$60	$7	$136

($ in millions)
At December 31, 2024:	Americas	EMEA	Asia Pacific	Total
Amortized cost	$5,861	$3,128	$1,429	$10,418
Allowance for credit losses
Beginning balance at January 1, 2024	$92	$48	$11	$150
Write-offs	(2)	(1)	0	(3)
Recoveries	1	0	0	1
Additions/(releases)	(10)	0	(2)	(12)
Other (1)	(11)	(2)	0	(14)
Ending balance at December 31, 2024	$69	$45	$9	$123
(1)Primarily represents translation adjustments.
When determining the allowances, financing receivables are evaluated either on an individual or a collective basis. For the company’s policy on determining allowances for credit losses, refer to note A, “Significant Accounting Policies.”
Past Due Financing Receivables
The company summarizes information about the amortized cost basis for client financing receivables, including amortized cost aged over 90 days and still accruing, billed invoices aged over 90 days and still accruing, and amortized cost not accruing.

($ in millions)
At December 31, 2025:	Total Amortized Cost	Amortized Cost > 90 Days (1)	Amortized Cost > 90 Days and Accruing (1)	Billed Invoices > 90 Days and Accruing	Amortized Cost Not Accruing (2)
Americas	$7,278	$70	$20	$1	$50
EMEA	4,440	33	$0	0	33
Asia Pacific	1,610	6	3	0	3
Total client financing receivables	$13,328	$108	$24	$1	$85

($ in millions)
At December 31, 2024:	Total Amortized Cost	Amortized Cost > 90 Days (1)	Amortized Cost > 90 Days and Accruing (1)	Billed Invoices > 90 Days and Accruing	Amortized Cost Not Accruing (2)
Americas	$5,861	$66	$7	$1	$62
EMEA	3,128	29	1	0	28
Asia Pacific	1,429	8	0	0	7
Total client financing receivables	$10,418	$103	$8	$1	$97
(1)At a contract level, which includes total billed and unbilled amounts for financing receivables aged greater than 90 days.
(2)Of the amortized cost not accruing, there was a related allowance of $83 million and $94 million at December 31, 2025 and 2024, respectively. Financing income recognized on these receivables was not material for the years ended December 31, 2025 and 2024.
Credit Quality Indicators
The company’s credit quality indicators, which are based on rating agency data, publicly available information and information provided by customers, are reviewed periodically based on the relative level of risk. The resulting indicators are a numerical rating system that maps to Moody’s Investors Service credit ratings as shown below. The company uses information provided by Moody’s, where available, as one of many inputs in its determination of customer credit ratings. The credit quality of the customer is evaluated based on these indicators and is assigned the same risk rating whether the receivable is a lease or a loan.
The following tables present the amortized cost basis for client financing receivables by credit quality indicator at December 31, 2025 and 2024, respectively. Receivables with a credit quality indicator ranging from Aaa to Baa3 are considered investment grade. All others are considered non-investment grade. The credit quality indicators reflect mitigating credit enhancement actions taken by customers which reduce the risk to IBM. Gross write-offs by vintage year at December 31, 2025 were not material.

($ in millions)
	Americas		EMEA		Asia Pacific
At December 31, 2025:	Aaa - Baa3	Ba1 - C	Aaa - Baa3	Ba1 - C	Aaa - Baa3	Ba1 - C
Vintage year
2025	$3,979	$644	$2,223	$501	$777	$93
2024	1,142	220	715	296	330	46
2023	708	181	262	143	177	9
2022	237	27	118	74	126	17
2021	73	4	42	8	25	1
2020 and prior	15	49	15	41	5	4
Total	$6,153	$1,125	$3,376	$1,064	$1,440	$170

($ in millions)
	Americas		EMEA		Asia Pacific
At December 31, 2024:	Aaa - Baa3	Ba1 - C	Aaa - Baa3	Ba1 - C	Aaa - Baa3	Ba1 - C
Vintage year
2024	$2,080	$621	$1,145	$514	$616	$77
2023	1,372	310	341	258	285	19
2022	950	113	408	194	254	26
2021	233	24	125	27	69	5
2020	43	17	29	15	36	8
2019 and prior	53	44	37	35	26	7
Total	$4,732	$1,129	$2,085	$1,043	$1,287	$142
Modifications
The company did not have any significant modifications due to clients experiencing financial difficulty for the years ended December 31, 2025 and 2024.